Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Dec. 31, 2018	Dec. 31, 2017
Contingent credit risk
Current net exposure	SFr 4.0	SFr 6.7
Collateral posted	3.5	4.5
Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.4
Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	1.0	1.6
Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	1.3	2.1
Bilateral counterparties
Contingent credit risk
Current net exposure	3.6	5.4
Collateral posted	3.4	4.4
Bilateral counterparties | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.2
Bilateral counterparties | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.9	0.9
Bilateral counterparties | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	1.0	1.0
Special purpose entities
Contingent credit risk
Current net exposure	0.1	0.1
Collateral posted	0.1	0.1
Special purpose entities | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.1
Special purpose entities | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.2
Special purpose entities | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.4
Accelerated terminations
Contingent credit risk
Current net exposure	0.3	1.2
Accelerated terminations | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.1
Accelerated terminations | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.5
Accelerated terminations | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.7
Bank
Contingent credit risk
Current net exposure	4.0	6.7
Collateral posted	3.5	4.5
Bank | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.4
Bank | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	1.0	1.6
Bank | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	1.3	2.1
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	3.6	5.4
Collateral posted	3.4	4.4
Bank | Bilateral counterparties | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.2
Bank | Bilateral counterparties | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.9	0.9
Bank | Bilateral counterparties | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	1.0	1.0
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.1	0.1
Collateral posted	0.1	0.1
Bank | Special purpose entities | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.1
Bank | Special purpose entities | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.2
Bank | Special purpose entities | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.4
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	0.3	1.2
Bank | Accelerated terminations | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.1
Bank | Accelerated terminations | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.5
Bank | Accelerated terminations | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	SFr 0.2	SFr 0.7